Supplement to the John Hancock Sector Funds Prospectus
                  dated March 1, 2004 as revised July 15, 2004


On page 18, under the heading "Opening an Account" the minimum initial investment for retirement accounts has been changed to $500.


On page 23, the "Retirement plans" section under the heading "Additional Investor Services" has been deleted and replaced with the following:

John Hancock Funds offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.



December 1, 2004

            Supplement to the John Hancock Equity Funds Prospectus
                 dated March 1, 2004 as revised October 1, 2004

Effective December 1, 2004:

On page 36, under the heading "Opening an Account", the minimum initial investment for retirement accounts has been changed to $500.


On page 41, the "Retirement plans" section under the heading "Additional Investor Services" has been deleted and replaced with the following:

John Hancock Funds offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.



November 26, 2004

          Supplement to the John Hancock Mid Cap Equity Fund Prospectus dated March 1, 2004 as revised July 15, 2004


On page 8, under the heading "Opening an Account" the minimum initial investment for retirement accounts has been changed to $500.


On page 13, the "Retirement plans" section under the heading "Additional Investor Services" has been deleted and replaced with the following:

John Hancock Funds offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500.00 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.



December 1, 2004